Income Taxes	6 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 8 – INCOME TAXES

The provision/(benefit) for income taxes for the year ended September 30, 2014 and 2013 and the interim period ended March 31, 2015 was as follows (assuming a 15% effective tax rate):

	March 31,	September 30,
	2015	2014	2013
Current Tax Provision
Federal-
Taxable income	$-	$-	$-
Total current tax provision	-	-	-
	$-	$-	$-

Deferred Tax Provision
Federal-
Loss carry forwards	$130,460	$263,821	$16,275
Change in valuation allowance	(130,460)	(263,821)	(16,275)
Total deferred tax provision	$-	$-	$-

The Company had deferred income tax assets as of March 31, 2015, September 30, 2014 and September 30, 2013 as follows:

	March 31,	September 30,
	2015	2014	2013
Loss carry forwards	$1,690,582	$1,560,122	$1,296,301
Less - Valuation allowance	$-1,690,582	$-1,560,122	$-1,296,301
	$-	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for period ended September 30, 2014 because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of September 30, 2014, the Company had approximately $10,332,404 in tax loss carryforwards that can be utilized future periods to reduce taxable income, and the carryforward incurred for the year ended September 30, 2014 will expire by the year 2034. The cumulative net operating loss carry-forward is $11,072,141 at March 31, 2015, and will begin to expire in the year 2034.

The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Corporation are subject to examination by the IRS, generally for three years after they are filed.